Annual Fund Operating Expenses - Prospectus #1 - Eaton Vance Richard Bernstein Equity Strategy Fund	Aug. 31, 2020
Class A
Operating Expenses:
Management Fees	0.83%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.06%
Total Annual Fund Operating Expenses	1.27%
Class C
Operating Expenses:
Management Fees	0.83%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.06%
Total Annual Fund Operating Expenses	2.02%
Class I
Operating Expenses:
Management Fees	0.83%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.06%
Total Annual Fund Operating Expenses	1.02%